SCHEDULE III - Supplementary Insurance Information Supplementary Insurance Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplementary Insurance Information, by Segment [Line Items]
Deferred policy acquisition costs	[1]	$ 651.2	$ 564.1	$ 457.2
Future policy benefits, losses, claims, and loss expenses	[1]	11,368.0	10,039.0	8,857.4
Unearned premiums	[1]	7,468.3	6,621.8	5,440.1
Other policy claims and benefits payable	[1]	0.0	0.0	0.0
Premium revenue		22,474.0	19,899.1	18,398.5
Net investment income	[1],[2]	456.5	431.8	389.5
Benefits, claims, losses, and settlement expenses		16,879.6	14,342.0	13,306.2
Amortization of deferred policy acquisition costs		1,863.8	1,651.8	1,524.0
Other operating expenses		2,972.0	2,712.1	2,467.1
Net Premiums Written		23,353.5	20,564.0	18,654.6
Personal Lines
Supplementary Insurance Information, by Segment [Line Items]
Premium revenue		19,188.2	17,294.5	16,561.0
Benefits, claims, losses, and settlement expenses		14,591.1	12,748.7	12,161.2
Amortization of deferred policy acquisition costs		1,446.6	1,331.3	1,322.9
Other operating expenses		2,549.2	2,379.9	2,262.6
Net Premiums Written		19,819.5	17,703.6	16,759.2
Commercial Lines
Supplementary Insurance Information, by Segment [Line Items]
Premium revenue		2,421.3	1,995.9	1,837.5
Benefits, claims, losses, and settlement expenses		1,741.0	1,244.5	1,133.4
Amortization of deferred policy acquisition costs		266.7	219.4	201.1
Other operating expenses		285.4	232.6	204.2
Net Premiums Written		2,598.3	2,171.2	1,895.4
Property, Liability and Casualty Insurance Product Line
Supplementary Insurance Information, by Segment [Line Items]
Premium revenue		864.5	609.1	0.0
Benefits, claims, losses, and settlement expenses		546.1	349.0	0.0
Amortization of deferred policy acquisition costs		150.5	101.1	0.0
Other operating expenses		137.2	98.8	0.0
Net Premiums Written		935.7	689.6	0.0
Other Indemnity
Supplementary Insurance Information, by Segment [Line Items]
Premium revenue		0.0	(0.4)	0.0
Benefits, claims, losses, and settlement expenses		1.4	(0.2)	11.6
Amortization of deferred policy acquisition costs		0.0	0.0	0.0
Other operating expenses		0.2	0.8	0.3
Net Premiums Written		$ 0.0	$ (0.4)	$ 0.0

[1]	Progressive does not allocate assets, liabilities, or investment income to operating segments.
[2]	Excludes total net realized gains (losses) on securities.